Prudential National Muni Fund, Inc.
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
November 1, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential National Muni Fund, Inc.
Registration numbers 002-66407 and 811-02992
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 29, 2012.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973)802-6469.
Very truly yours,
/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary